Acquisitions (Details 1)	3 Months Ended
Mar. 31, 2017 USD ($)
Net tangible assets acquired:
Tangible assets acquired	$ 1,510,000
Goodwill	3,240,000
Total purchase price	4,750,000
Less: Issuance of shares	2,666,666
Less: Debt issued	1,333,334
Cash paid	750,000
Technology development
Net tangible assets acquired:
Tangible assets acquired	1,400,000
Customer Contracts
Net tangible assets acquired:
Tangible assets acquired	10,000
Non-Compete Agreements
Net tangible assets acquired:
Tangible assets acquired	$ 100,000